SIGNIFICANT ACCOUNTING POLICIES, Consolidation and Regulatory Framework (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Regulatory framework [Abstract]
Inflation rate		36.14%	53.83%	47.64%
Telcosur [Member]
Subsidiary [Abstract]
Company		Telcosur
Shareholding and votes		99.98%
Country		Argentina
Closing date		December 31
Main activity		Telecommunication services
CTG [Member]
Subsidiary [Abstract]
Company	[1]	CTG
Shareholding and votes	[1]	100.00%
Country	[1]	Argentina
Closing date	[1]	December 31
Main activity	[1]	Electricity related services
TGU [Member]
Associates [Abstract]
Company		TGU
Shareholding and voting		49.00%
Country		Uruguay
Main activity		Pipeline maintenance
Closing date		December 31
EGS [Member]
Associates [Abstract]
Company		EGS (“in liquidation”)
Shareholding and voting		49.00%
Country		Argentina
Main activity		Pipeline exploitation and construction
Closing date		December 31
Link [Member]
Associates [Abstract]
Company		Link
Shareholding and voting		49.00%
Country		Argentina
Main activity		Pipeline exploitation and construction
Closing date		December 31

[1]	100% of the shares of this company were acquired on August 8, 2017. At present, it is in the process of being transformed into S.A.U..